Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 57,341	¥ 67,721	¥ 16,635
Intangible assets	4,269,657	3,818,544	3,909,106
Reversal of impairment losses		13,595
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 20,545	38,951	¥ 18,255
Reversed impairment product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets		¥ 22,415